Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity

Shares Authorized and Outstanding

The Board of Directors of the Parent (the “Board”) is authorized to issue shares of any class in the capital of the Parent. The authorized ordinary shares of the Parent consists of 1.850 billion ordinary shares with a $0.10 per share par value.

Ordinary shares of common stock outstanding were as follows:

	December 31,
	2017	2016	2015
Balance at beginning of year	202,285,166	200,244,239	172,792,526
Shares issued under restricted stock award plans	947,709	1,080,532	1,118,970
Shares issued upon exercise of stock options	213,697	960,395	744,374
Shares issued upon acquisition of IGT	—	—	45,322,614
GTECH rescission shares	—	—	(19,734,245)
Balance at end of year	203,446,572	202,285,166	200,244,239

Shares Issued Upon Acquisition of IGT

Upon the acquisition of IGT, IGT shareholders received 45,322,614 common shares of the Parent in accordance with the terms of the transaction.

GTECH Rescission Shares

GTECH shareholders who did not vote in favor of the merger of GTECH into the Parent were entitled to exercise a cash exit right equal to €19.174 per share. GTECH shareholders exercised the cash exit right on 19,796,852 GTECH shares, of which 62,607 were subsequently purchased by other GTECH shareholders, resulting in 19,734,245 net shares repurchased upon the merger. The Company paid $407.8 million to shareholders.

Treasury Stock Purchases

The Parent has the authority to purchase, subject to a maximum repurchase price, a maximum of 20% of the aggregate issued share capital of ordinary shares in the Parent as of April 7, 2015. This authority will expire on July 28, 2020.

The Parent did not repurchase common shares in 2017, 2016 or 2015.

Dividends

The Company declared cash dividends per share during the periods presented as follows:

Per share amount ($)	2017	2016	2015
First Quarter	0.20	0.20	—
Second Quarter	0.20	0.20	—
Third Quarter	0.20	0.20	0.20
Fourth Quarter	0.20	0.20	0.20
Total cash dividends declared	0.80	0.80	0.40

Future dividends are subject to Board approval.

The RCF Senior Facilities Agreement and Term Loan Facility Agreement limit the aggregate amount of dividends and repurchases of the Parent's ordinary shares in each year to $300 million based on the Company’s current ratings by Moody’s and S&P provided that the ratio of the sum of total net debt and the aggregate amount of dividends and repurchases to EBITDA does not exceed 90% of the applicable ratio of total net debt to EBITDA.

Accumulated Other Comprehensive Income

The following table details the changes in Accumulated Other Comprehensive Income (“AOCI”):

		Unrealized Gain (Loss) on:					Less: OCI attributable to non-controlling interests	Total AOCI attributable to IGT PLC
	Foreign Currency Translation	Cash Flow Hedges	Hedge of Net Investment	Available for Sale Securities	Defined Benefit Plans	Share of OCI of Associate
Balance at December 31, 2014	158,131	971	(4,499)	5,019	(4,356)	(748)	685	155,203
Change during period	60,079	(594)	—	(3,046)	395	—	304	57,138
Reclassified to operations	—	(244)	—	—	—	—	—	(244)
Tax effect	(14,024)	254	(64)	(3,259)	(166)	—	—	(17,259)
OCI	46,055	(584)	(64)	(6,305)	229	—	304	39,635
Balance at December 31, 2015	204,186	387	(4,563)	(1,286)	(4,127)	(748)	989	194,838
Change during period	(49,881)	8,351	—	8,772	(682)	—	(203)	(33,643)
Reclassified to operations	118	(5,218)	—	—	—	—	—	(5,100)
Tax effect	373	(615)	(15)	4,723	82	—	—	4,548
OCI	(49,390)	2,518	(15)	13,495	(600)	—	(203)	(34,195)
Balance at December 31, 2016	154,796	2,905	(4,578)	12,209	(4,727)	(748)	786	160,643
Change during period	182,791	(6,610)	—	(678)	(120)	—	463	175,846
Reclassified to operations	—	1,744	—	—	—	—	—	1,744
Tax effect	559	1,312	—	57	8	—	—	1,936
OCI	183,350	(3,554)	—	(621)	(112)	—	463	179,526
Balance at December 31, 2017	338,146	(649)	(4,578)	11,588	(4,839)	(748)	1,249	340,169

For the years ended December 31, 2017, 2016 and 2015, $1.7 million, $5.2 million, and $0.2 million, respectively, were reclassified from AOCI into service revenue in the consolidated statements of operations.